Taxes - Reconciliation of tax rates (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(25.34%)	(25.04%)	(23.99%)
Favorable tax rate impact	0.58%	0.04%	0.00%
Permanent difference	0.26%	0.00%	0.01%
Changes of deferred tax assets valuation allowances	0.48%	0.23%	(0.86%)
Non-PRC entities not subject to PRC income tax	(13.48%)	0.05%	0.02%
Total	(12.50%)	0.28%	0.18%